Changes in Capital Accounts, Registered Direct Offering of March 2023 (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jul. 18, 2022	Jun. 01, 2022
Registered Direct Offering [Abstract]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01					$ 0.01
Number of shares of common stock that can be purchased with each warrant (in shares)								1	1
Net proceeds from issuance of equity		$ 11,438	$ 26,104	$ 0
Fair value of warrants' liability		32	0
Changes in fair value of warrants' liability		561	$ 0	$ 0
Series A Warrants [Member]
Registered Direct Offering [Abstract]
Fair value of warrants' liability		$ 32
Warrants outstanding (in shares)		14,300			14,300	446,550	1,021,800
Series B Warrants [Member]
Registered Direct Offering [Abstract]
Warrants outstanding (in shares)		4,167,000
Registered Direct Offering [Member]
Registered Direct Offering [Abstract]
Shares issued (in shares)	5,556,000
Common stock, par value (in dollars per share)	$ 0.01
Number of shares of common stock that can be purchased with each warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 2.25
Expiration period of warrant		5 years
Waiting period for warrants to become exchangeable		30 days
Threshold cumulative trading volume (in shares)	15,000,000
Net proceeds from issuance of equity	$ 11,438
Issuance costs	$ 340
Registered Direct Offering [Member] | Series A Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)	3,611,400
Fair value of warrants' liability per share (in dollars per share)	$ 1.11
Fair value of warrants' liability	$ 4,009
Warrants exercised (in shares)		3,597,100
Registered Direct Offering [Member] | Series B Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)	4,167,000
Gross proceeds from issuance of equity	$ 8,492
Net proceeds from issuance of equity	$ 7,769